Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Reconciliation of the changes in property and equipment assets
The following table reconciles the changes in TransGlobe’s property and equipment assets:

($000s)	PNG Assets	Other Assets	Total
Cost

Balance at December 31, 2019	712,552	19,267	731,819
Increase in right-of-use assets	1,650	49	1,699
Additions	6,726	435	7,161
Change in estimate for asset retirement obligations	(624)	-	(624)

Balance at December 31, 2020	720,304	19,751	740,055
Increase in right-of-use assets	-	536	536
Additions	24,636	97	24,733
Change in estimate for asset retirement obligations (Note 1 4 )	1,000	-	1,000

Balance at December 31, 2021	745,940	20,384	766,324

Accumulated depreciation, depletion, amortization and impairment losses

Balance at December 31, 2019	518,408	14,971	533,379
Depletion, depreciation and amortization for the year 1	24,786	1,863	26,649
Impairment los s	40,036	-	40,036

Balance at December 31, 2020	583,230	16,834	600,064
Depletion, depreciation and amortization for the year 1	23,338	1,348	24,686
Impairment reversal	(31,521)	-	(31,521)

Balance at December 31, 2021	575,047	18,182	593,229

Foreign Exchange

Balance at December 31, 2019	2,006	-	2,006
Currency translation adjustments	979	-	979

Balance at December 31, 2020	2,985	-	2,985
Currency translation adjustments	(74)	-	(74)

Balance at December 31, 2021	2,911	-	2,911

Net book value

At December 31, 2020	140,059	2,917	142,976
At December 31, 2021	173,804	2,202	176,006

1	Depletion, depreciation and amortization for the period includes amounts capitalized to product inventory for barrels produced but not sold in the period.

Schedule Of Forward Commodity Price Estimates	At September 30, 2021 indicators of impairment reversal were present on the Company’s PNG assets in the West Gharib, West Bakr, North West Gharib and Canada cash-generating units (“CGU”) due to an increase and stabilization in forecasted commodity prices. As a result of the indicators of impairment reversal, the Company performed impairment reversal calculations at September 30, 2021 on the identified CGUs based on fair value less costs to sell (fair value hierarchy Level 3), using estimated after-tax
cash discounted cash flows on proved plus probable reserves. The Company used a discount rate of 15% for Egypt and 10% for Canada and the following commodity price estimates:

TRANSGLOBE ENERGY CORPORATION	TSX & AIM: TGL NASDAQ: TGA

	Egypt 1			Canada 1
	Brent Crude Oil	WTI Oil	AECO Gas	Edmonton Pentane	Edmonton Butane	Edmonton Propane	Spec Ethane	Exchange Rate
Year	$/Bbl	$/Bbl	$C/Mcf	$C/Bbl	$C/Bbl	$C/Bbl	$C/Bbl	USD/CAD
2021	70.30	67.33	3.52	96.20	78.47	65.84	13.69	0.790
2022	75.00	72.00	3.75	91.19	59.87	47.04	12.16	0.795
2023	72.51	69.01	3.20	85.01	48.38	32.26	10.26	0.800
2024	71.24	67.24	2.99	82.78	46.96	31.31	9.56	0.800
2025	72.66	68.58	3.05	84.42	47.90	31.94	9.77	0.800
2026	74.12	69.96	3.12	86.12	48.86	32.57	9.98	0.800
2027	75.59	71.35	3.17	87.84	49.84	33.23	10.18	0.800
2028	77.11	72.78	3.24	89.60	50.83	33.89	10.41	0.800
2029	78.66	74.24	3.31	91.39	51.85	34.57	10.63	0.800
2030	80.22	75.72	3.37	93.22	52.89	35.26	10.86	0.800
Thereafter 2	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	0.800

1	GLJ Petroleum Consultants Ltd. (“GLJ”) price forecasts, effective October 1, 2021.

2	Percentage change represents the increase in each year after 2030 to the end of the reserves life.
The Company used discount rates based on a calculated cost of capital of 15% in Egypt and 11% in Canada along with the following commodity price estimates:

	Egypt 1			Canada 1
	Brent Crude Oil	WTI Oil	AECO Gas	Edmonton Pentane	Edmonton Butane	Edmonton Propane	Spec Ethane	Exchange Rate
Year	$/Bbl	$/Bbl	$C/Mcf	$C/Bbl	$C/Bbl	$C/Bbl	$C/Bbl	USD/CAD
2020	34.00	30.00	1.95	37.47	21.23	9.61	5.99	0.720
2021	45.50	41.00	2.25	52.05	33.08	19.18	7.01	0.730
2022	52.50	47.50	2.35	61.56	39.52	25.41	7.36	0.735
2023	57.50	52.50	2.45	68.92	45.57	28.89	7.71	0.740
2024	62.50	57.50	2.55	75.84	50.99	32.32	8.05	0.745
2025	62.95	58.95	2.65	77.27	52.02	32.97	8.39	0.750
2026	64.13	60.13	2.70	78.84	53.14	33.68	8.57	0.750
2027	65.33	61.33	2.76	80.44	54.27	34.40	8.76	0.750
2028	66.56	62.56	2.81	82.08	55.44	35.14	8.94	0.750
2029	67.81	63.81	2.87	83.75	56.62	35.89	9.13	0.750
Thereafter 2	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	+2.0%/yr	0.750

1	GLJ Petroleum Consultants Ltd. (“GLJ”) price forecasts, effective April 1, 202 0 .

2	Percentage change represents the increase in each year after 2029 to the end of the reserves life.

Schedule Of Sensitivity Impacts On Impairment Tests Completed
Based on the results of the impairment reversal calculations completed, recoverable amounts were determined to be greater than the carrying values of the CGUs tested resulting in $31.5 million of impairment reversal being recorded:

CGU	2021 1	2020
West Gharib	(20,527)	24,769
West Bakr	(4,615)	6,610
North West Gharib	(3,028)	4,596
Canada	(3,351)	4,061

Total	(31,521)	40,036

1	The impairment reversal for all CGUs was limited to total accumulated impairments less subsequent depletion.

Schedule of Carrying Amount and Depreciation Charge for Right-of-use Assets by Class of Underlying Asset

($000s)	PNG Assets	Other Assets	Total
Net book value at January 1, 2020	374	1,285	1,659
Increase in right-of-use assets	1650	49	1,699
Depreciation for the year	(581)	(937)	(1,518)

Net book value at December 31, 2020	1,443	397	1,840
Increase in right-of-use assets	-	536	536
Depreciation for the year	(1,067)	(687)	(1,754)

Net book value at December 31, 2021	376	246	622